Financial Instruments - Analysis of Financial Instruments Measured at Fair Value (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 332.7	£ 369.8	£ 318.3
Payments due to vendors (earnout agreements)	(198.7)	(160.1)
Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
(Losses) gains recognised in other comprehensive income	0.0
Disposals	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	(53.3)
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	(53.3)
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31.7	0.6
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31.7	0.6
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3.0)	(4.7)
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3.0)	(4.7)
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements)
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	(198.7)	(160.1)
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 1
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 2
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	(198.7)	(160.1)
At Fair Value | Held at fair value through profit or loss | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2.2	5.1
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2.2	5.1
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Other investments
Disclosure of detailed information about financial instruments [line items]
Other investments	257.2	255.7
At Fair Value | Held at fair value through profit or loss | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Other investments	0.6	0.4
At Fair Value | Held at fair value through profit or loss | Other investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	256.6	255.3
At Fair Value | Held at fair value through other comprehensive income | Other investments
Disclosure of detailed information about financial instruments [line items]
Other investments	75.5	114.1
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Other investments	7.4	10.9
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0	0.0
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	68.1	103.2
At Fair Value | Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(160.1)	(196.7)
Gains/(losses) recognised in the income statement	50.8	26.2
(Losses) gains recognised in other comprehensive income		0.0
Exchange adjustments	1.8	(14.3)
Additions	149.7	46.7
Cancellations		0.0
Settlements	58.5	71.4
Ending balance	(198.7)	(160.1)
At Fair Value | Other investments | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	324.7	358.5	£ 290.0
Gains/(losses) recognised in the income statement	(26.7)	23.1
(Losses) gains recognised in other comprehensive income	0.7	(5.3)
Exchange adjustments	0.0	0.0
Additions	2.6	66.7
Disposals	(10.4)	(16.0)
Cancellations		0.0
Settlements	£ 0.0	£ 0.0